Income Taxes (Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Assets:
Net operating loss carryforwards	¥ 62,953	¥ 72,994
Allowance for doubtful receivables on direct financing leases and probable loan losses	13,997	12,883
Investment in securities	13,778	15,306
Accrued expenses	25,973	25,537
Investment in operating leases	16,613	16,814
Property under facility operations	12,299	10,211
Installment loans	6,063	8,640
Other	56,625	50,156
Deferred Tax Assets, Gross, Total	208,301	212,541
Less: valuation allowance	(43,487)	(43,220)
Deferred Tax Assets, Net of Valuation Allowance, Total	164,814	169,321
Liabilities:
Investment in direct financing leases	11,217	10,471
Investment in operating leases	90,310	90,074
Unrealized gains (losses) on investment in securities	14,554	20,734
Deferred insurance policy acquisition costs	42,984	35,894
Policy liabilities and policy account balances	57,748	41,995
Property under facility operations	9,610	9,256
Other intangible assets	107,804	103,503
Undistributed earnings	93,021	97,156
Prepaid benefit cost	9,389	9,037
Other	34,325	39,265
Deferred Tax Liabilities, Net, Total	470,962	457,385
Net deferred tax liability	¥ 306,148	¥ 288,064